Equity - Additional Information (Detail) S/ in Thousands		6 Months Ended
	Mar. 21, 2024 PEN (S/) shares	Jun. 30, 2025 PEN (S/) shares	Jun. 30, 2025 $ / shares	Jan. 13, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Mar. 21, 2024 $ / shares	Mar. 04, 2024 PEN (S/) shares	Mar. 04, 2024 $ / shares
Equity [Line Items]
Number Of Reverse Stock Split | shares							241,546,679
Ratio Of Share							5.5
Share premium		S/ 1,209,715			S/ 1,208,586
Capital Reduction	S/ 1,217,629
Write Off Non Controlling Interest	159,910
Merger And Other Reserves	1,076,628
Translation Reserve	S/ 18,909
Heredia Investments SAC [Member]
Equity [Line Items]
Percentage of voting equity interests acquired	21.20%
Top of range [member]
Equity [Line Items]
Share Capital				S/ 2			S/ 7,453
Class A Common Share [Member]
Equity [Line Items]
Number of shares | shares		30,095,388
Par value per share | $ / shares			$ 0.01			$ 12
Number of shares authorised | shares	30,000,000
Sale Of Common Share | shares	30,000,000
Share premium	S/ 1,208,496
Share issue related cost		S/ 58,186
Class A Common Share [Member] | Top of range [member]
Equity [Line Items]
Share Capital	S/ 1,112
Class B Common Share [Member]
Equity [Line Items]
Number of shares | shares		43,917,577
Par value per share | $ / shares			$ 0.1					$ 0.1